Financial Liabilities - VEBA Trust Note - Additional Information (Detail) (VEBA Trust Note [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Dec. 31, 2013	Jun. 10, 2009
VEBA Trust Note [Member]
Debt Instrument [Line Items]
Debt instrument face amount					$ 4,587
Interest at a stated rate				9.00%
Payment made as calculated per terms of the agreement	600	400	300
Payment applied to outstanding accrued interest	441	38	126
Capitalized interest	$ 159	$ 38	$ 126